DIRECT COSTS (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of direct costs
The following table lists direct costs for 2019 and 2018 by nature:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Cost of sales	$41,463	$37,506
Compensation	6,035	3,954
Selling, general and administrative expenses	2,612	1,765
Property taxes, sales taxes and other	2,618	2,294
	$52,728	$45,519